Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) - Schedule of Accounts Receivable - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 116,363	$ 207,971	$ 255,175
Allowance for credit losses	(13,705)	(13,774)
Net accounts receivable	$ 102,658	$ 194,197	$ 255,175